Principal Activities and Reorganization (Tables)	12 Months Ended
Jun. 30, 2017
Principal Activities and Reorganization [Abstract]
Schedule of consolidated financial statements reflect the activities of Yulong Eco-Materials
Name	Background		Ownership
Yulong BVI	●	A British Virgin Islands company	100%
	●	Incorporated on June 15, 2011
Yulong HK	●	A Hong Kong company	100%
	●	Incorporated on July 21, 2011
Yulong WFOE	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100%
	●	Incorporated on September 2, 2011
	●	Registered capital of $9,935,303 fully funded
Yulong Bricks	●	A PRC limited liability company	VIE by contractual
	●	Incorporated on September 20, 2006	arrangements
	●	Registered capital of $4,395,000 (RMB 30,000,000) fully funded
	●	Production and sales of fly-ash bricks
Yulong Concrete	●	A PRC limited liability company	VIE by contractual
	●	Incorporated on December 7, 2004	arrangements
	●	Registered capital of $2,830,000 (RMB 20,000,000) fully funded
	●	Production and sales of ready-mixed concrete
Yulong Transport	●	A PRC limited liability company	VIE by contractual
	●	Incorporated on July 13, 2009	arrangements
	●	Registered capital of $1,465,464 (RMB 10,010,000) fully funded
	●	Provide ready-mixed concrete transportation services
Yulong Renewable	●	A PRC limited liability company	VIE by contractual
	●	Incorporated on August 16, 2011	arrangements
	●	Registered capital of $9,510,000 (RMB 60,000,000) fully funded
	●	Hauling of construction waste; production and sales of recycled aggregates and recycled bricks
	●	Commenced operation in April 2015